Fair Value Measurements - Level 3 Reconciliation of Common stock warrant liabilities (Details) - USD ($) $ in Thousands		2 Months Ended
	Jul. 30, 2024	Sep. 30, 2024
Level 3 Reconciliation of Common stock warrant liabilities
Balance (beginning of period)		$ 17,005
Fair value measurement adjustments		(3,255)
Balance (end of period)	$ 17,005	13,750
PIPE Pre-funded warrants
Level 3 Reconciliation of Common stock warrant liabilities
Balance (beginning of period)		4,442
Fair value measurement adjustments	(2,720)
Balance (end of period)	4,442	1,722
Convert Warrants
Level 3 Reconciliation of Common stock warrant liabilities
Balance (beginning of period)		2,996
Fair value measurement adjustments		(2,253)
Balance (end of period)	$ 2,996	$ 743